Investments: Investments in Debt Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Tables/Schedules
Investments in Debt Securities

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 2,415	$ 183	$ -	$ 2,598
Mortgage-backed securities:
Residential mortgage-backed	3,926	269	-	4,195

Total debt securities	$ 6,341	$ 452	$ -	$ 6,793

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2012 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 2,697	$ 267	$ -	$ 2,964
Mortgage-backed securities:
Residential mortgage-backed	5,206	404	-	5,610

Total debt securities	$ 7,903	$ 671	$ -	$ 8,574

In October 2012, the Company entered into a reinsurance agreement with CMFG Life and transferred assets as part of this agreement.  See Note 7 for details of the agreement and related asset transfer.  In November 2012, the Company provided a return of capital to CMIC which included a transfer of assets.  See Note 6 for details of this return of capital and related asset transfer.  The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2012 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 2,697	$ 267	$ -	$ 2,964
Mortgage-backed securities:
Residential mortgage-backed	5,206	404	-	5,610

Total debt securities	$ 7,903	$ 671	$ -	$ 8,574

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2011 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$ 7,492	$ 563	$ -	$ 8,055
Domestic corporate securities	19,848	2,255	-	22,103
Mortgage-backed securities:
Residential mortgage-backed	10,847	751	-	11,598
Commercial mortgage-backed	6,452	338	-	6,790
Foreign corporate securities	2,531	247	-	2,778

Total debt securities	$ 47,170	$ 4,154	$ -	$ 51,324